Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Taxes (Details) [Line Items]
Income tax rate
Withholding tax rate	10.00%
Statutory rate	10.00%
Deferred income tax liabilities	$ 13,647,770	$ 11,599,663
Income tax maturity	5 years
Tax savings amount	$ 2,426,541	$ 2,494,418
Decrease in basic and diluted earnings per shares	$ 0.16	$ 0.18
Net operating losses	$ 2,118,000	$ 1,096,000
Hong Kong [Member]
Taxes (Details) [Line Items]
Income tax rate	16.50%
Withholding tax rate	5.00%
Foreign Investment Enterprises [Member]
Taxes (Details) [Line Items]
Income tax rate	25.00%
PRC [Member]
Taxes (Details) [Line Items]
Income tax rate	25.00%